Other current - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Jul. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Jul. 01, 2023
CGU Thom Browne Korea Ltd.
Disclosure of financial liabilities [line items]
Settlement of pre-existing intercompany balances		€ 4,413	€ 4,673	€ 9,066	€ 4,699	€ 4,881		€ 18,583
Key Management Personnel
Disclosure of financial liabilities [line items]
Other current liabilities	€ 4,495			€ 4,912			€ 43,034